DISCONTINUED OPERATIONS - Disposal (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Results of discontinued operation
Revenue	₽ 541,749	₽ 527,921	₽ 489,831
Profit/(Loss) before tax	50,001	78,837	77,332
Attributable tax income/(expense)	(32)	43	(1,075)
Net (loss)/income attributable to discontinued operations	(2,918)	792	796
Cash flows from (used in) discontinued operation
Net cash provided by/(used in) operating activities			(1,393)
Net cash provided by/(used in) investing activities			583
Net cash provided by/(used in) financing activities			673
Preludium B.V.
Results of discontinued operation
Loss on disposal			2,101
Currency revaluation gain/(loss) on deferred consideration			154
Consideration revaluation - fair value measurement	(1,867)	377	645
Consideration revaluation - Currency revaluation gain/(loss)		93	(27)
Net (loss)/income attributable to discontinued operations	(1,867)	470	2,873
Cash flows from (used in) discontinued operation
Net cash provided by/(used in) investing activities		1,234	2,998
NVision Group
Results of discontinued operation
Revenue			10,051
Expenses			(11,293)
Profit/(Loss) before tax			(1,242)
Attributable tax income/(expense)			(1,003)
Profit/(Loss) for the period			(2,245)
Loss on disposal			(11)
Net (loss)/income attributable to discontinued operations			(2,256)
Cash flows from (used in) discontinued operation
Net cash provided by/(used in) operating activities			(1,466)
Net cash provided by/(used in) investing activities			664
Net cash provided by/(used in) financing activities			748
Nvision Czech Republic
Results of discontinued operation
Revenue	6,004	6,482	5,096
Expenses	(5,802)	(6,117)	(4,845)
Profit/(Loss) before tax	202	365	251
Attributable tax income/(expense)	32	(43)	(72)
Profit/(Loss) for the period	234	322	179
Loss on disposal	(1,367)
Consideration revaluation - fair value measurement	4
Consideration revaluation - Currency revaluation gain/(loss)	78
Net (loss)/income attributable to discontinued operations	(1,051)	322	179
Cash flows from (used in) discontinued operation
Net cash provided by/(used in) operating activities	61	(204)	73
Net cash provided by/(used in) investing activities	(69)	356	(81)
Net cash provided by/(used in) financing activities	₽ 31	₽ (154)	(75)
Nvision Czech Republic and Nvision Group
Results of discontinued operation
Revenue			15,147
Expenses			(16,138)
Profit/(Loss) before tax			(991)
Attributable tax income/(expense)			(1,075)
Profit/(Loss) for the period			(2,066)
Loss on disposal			(11)
Net (loss)/income attributable to discontinued operations			₽ (2,077)